Note 16 - Subsequent Events (Details Textual) - Subsequent Event [Member] $ in Thousands	Jul. 06, 2020 USD ($) shares
Registered Offering, Share Amount (in shares) | shares	6,345,600
Registered Offering, Share Value | $	$ 14,873
Registered Offering, Fee Percentage	6.25%